Document and Entity Information	9 Months Ended
	Jun. 30, 2013	Aug. 05, 2013
Document and Entity Information:
Entity Registrant Name	SECUREALERT, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001045942
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		5,897,773
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY